Equity - Issued Capital	12 Months Ended
Dec. 31, 2025
Equity - Issued Capital [Abstract]
Equity - issued capital

Note 21. Equity - issued capital

	Consolidated
	As of December 31,	As of December 31,	As of December 31,	As of December 31,	As of December 31,	As of December 31,
	2025	2024	2023	2025	2024	2023
	Shares	Shares	Shares	$	$	$

Ordinary shares - fully paid	12,213,935	7,488,359	4,824,278	60,145,100	34,837,206	31,035,121

Movements in ordinary share capital

Details	Date	Shares	Issue price	$

Balance	December 31, 2022	4,841,016		30,907,405

Expiry of options		-		148,007
Cancelation of shares through small parcel buy back		(16,738)		(20,291)

Balance	December 31, 2023	4,824,278		31,035,121

Issue of shares (net of warrant fair value) under Registered Direct Offering (*)		486,871	$2.22	1,079,244
Exercise of pre-funded warrants and private placement warrants		2,177,210	$1.44	3,132,612
Capital raising costs		-	-	(436,203)
Expiry of options		-		26,432
Balance	December 31, 2024	7,488,359		34,837,206

Issue of ATM sale transactions shares, net of sales agent fees (**)		1,842,560	$5.26	9,699,204
Issue of shares under service agreement (***)		40,000	$2.50	100,000
Exercise of pre-funded warrants and private placement warrants		1,348,666	$8.59	11,580,706
Exercise of options		583,376	$1.43	831,544
Vesting of restricted shares units		910,974		-
Capital raising costs		-		(429,978)
Reclass of vested restricted share units share-based payments		-		2,568,377
Reclass of exercised options share-based payments		-		831,968
Expiry of options		-		126,073
Balance	December 31, 2025	12,213,935		60,145,100

(*) On January 30, 2024, the Company issued 1,416,354 pre-funded warrants at an offering price of $1.5499 under registered direct offering. One pre-funded warrant is exercisable to one ADS upon payment of the remaining $0.0001 per warrant. In addition, on January 30, 2024, in a concurrent private placement, the Company issued warrants to purchase up to an aggregate of 1,998,386 ADS at an exercise price of $1.55 per ADS, expiring January 30, 2029.

(**) On February 3, 2025, the Company entered into an At-The-Market Sales Agreement (the “Sales Agreement”) with ThinkEquity LLC, as sales agent (the “Sales Agent”), pursuant to which the Company may offer and sell, from time to time through the Sales Agent ADSs, having an aggregate offering price of up to $10 million.

As of December 31, 2025, the Company sold 1,842,560 ADSs under the Sales Agreement, at an average sales price of $5.26, for gross proceeds of $9,999,180, net of sales cash commission of $299,976.

(***) On November 1, 2022, the Company entered investor relations service agreement (“IR Agreement”) pursuant to which part of the compensation was to be paid as equity. On February 4, 2025 (the “Approval Date”), in connection with the IR Agreement’s compensation terms, the board of directors of the Company approved the issuance of 11,000,000 ordinary shares, representing 40,000 ADSs, representing a total value of $100,000 based on the closing share price of the Company’s ADSs on the Approval Date of $2.50 per ADS.

Ordinary shares

Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the Company in proportion to the number of and amounts paid on the shares held. The fully paid ordinary shares have no par value and the Company does not have a limited amount of authorised capital.

On a show of hands every member present at a meeting in person or by proxy shall have one vote and upon a poll each share shall have one vote.

Transition from ADS to listed Ordinary share

On August 25, 2022, the Company completed its Nasdaq listing via issuance of ADSs (American Depository Shares) with one ADS represents 275 ordinary shares in the Company. On December 5, 2025, the Company executed a 1-for-275 reverse share split of its ordinary shares followed by cancellation of the Company’s ADSs and distribution of the Company’s ordinary shares underlying the ADSs to holders of the ADSs. Each holder of one ADS received one ordinary share of the Company. The Company’s ordinary shares were listed and commence trading on the Nasdaq Capital Market under the Company’s existing ticker symbol “MOB” on December 8, 2025.

Capital risk management

The Company’s objectives when managing capital is to safeguard its ability to continue as a going concern, so that it can provide returns for shareholders and benefits for other stakeholders and to maintain an optimum capital structure to reduce the cost of capital.

Capital is regarded as total equity, as recognised in the statement of financial position, plus net debt. Net debt is calculated as total borrowings less cash and cash equivalents.

In order to maintain or adjust the capital structure, the company may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt.

The Company would look to raise capital when an opportunity to invest in a business or company was seen as value adding relative to the current Company’s share price at the time of the investment. The Company is not actively pursuing additional investments in the short term as it continues to integrate and grow its existing businesses in order to maximise synergies.

Accounting policy for issued capital

Ordinary shares are classified as equity.

Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

Warrants

The Company accounts for warrants issued to investors in conjunction with IFRS 9 “Financial Instruments” accounting standards issued by IASB.

(a)	On August 24, 2022, the Company completed its U.S. listing on the Nasdaq via the issuance of 3,220,338 American Depository Shares (“ADSs”) and the accompanying 3,220,338 tradable pre-funded warrants for a total consideration of $13,299,996. Each ADS represents 275 ordinary shares, no par value, of the Company. One tradable pre-funded warrant gives the holder the right to purchase one ADS. Each tradable pre-funded warrant exercised to one ADS at an exercise price of $5.00, has 5-year term, and can be exercised any time before expiry date August 24, 2027.

In addition, on August 24, 2022, in connection with the U.S listing, the Company granted a total 161,017 representative warrants each exercised to one ADS at an exercise price of $5.16. The representative warrants have 5-year term, and they can be exercised any time before their expiry date August 24, 2027. The representative warrants may be exercised on a cashless basis if there is no effective registration statement registering the ADSs underlying the warrants.

During 2025, 106,900 pre-funded warrants were exercised into ADS for a total of $534,500, and 4,670 representative warrants were exercised into ADS for a total of $24,097.

The tradable pre-funded warrant and representative warrant are referred herein together as “August 2022 Warrants”. The August 2022 Warrants represent financial liabilities at fair value through profit or loss.

The following assumptions were based on observable market conditions that existed on December 31, 2025 and 2024:

Assumption	At December 31, 2025		At December 31, 2024
Value methodology	Level 1	Level 1	Level 1	Level 1
Historical volatility	-	-	-	-
Exercise price	$5.0	$5.16	$5.0	$5.16
Share price	$3.220	$3.220	$0.800	$0.800
Risk-free interest rate	-	-	-	-
Dividend yield	-	-	-	-
Fair value per warrant	$3.220	$3.220	$0.800	$0.800

For the years ended December 31, 2025, 2024 and 2023, the Company recorded fair value losses, net of $6,823,879, $1,269,276 and $330,209, respectively. Fair value gains (losses), net, recorded under the statement of comprehensive loss as a result of the change in the fair value of August 2022 Warrants.

(b)	On 30 January 2024, the Company completed a registered direct offering via the issuance of 486,871 ADSs at an offering price of $1.55 per ADS and 1,416,354 pre-funded warrants at an offering price of $1.5499 for a total consideration of $2,949,857. One pre-funded warrant is exercisable to one ADS upon payment of the remain $0.0001 per warrant.

During April 2024 and December 2024, 520,078 pre-funded warrants were exercised into 520,078 ADS for a total of $52, and 896,276 pre-funded warrants were exercised into 895,842 ADS on a cashless basis.

In addition, on 30 January 2024, in a concurrent private placement, the Company issued to the investors in the registered direct offering warrants to purchase up to an aggregate of 1,903,225 ADS at an exercise price of $1.55 per ADS. The warrants have 5-year term, and they can be exercised any time before expiry date 30 January 2029. The warrants may be exercised on a cashless basis if there is no effective registration statement registering the ADSs underlying the warrants.

In addition, on 30 January 2024, in connection with the registered direct offering, the Company granted a total 95,161 placement agent warrants each exercisable to one ADS at an exercise price of $1.55. The placement agent warrants have 5-year term, and they can be exercised any time before expiry date 30 January 2029. The placement agent warrants may be exercised on a cashless basis if there is no effective registration statement registering the ADSs underlying the warrants.

During December 2024, 761,290 private placement warrants were exercised for a total of $1,180,000.

During 2025, 1,141,935 private placement warrants were exercised for a total of $1,769,999, and 95,161 placement agent warrants were exercised for a total of $147,500.

The pre-funded warrant, private placement warrants, and placement agent warrant are referred herein together as “January 2024 Warrants”. The January 2024 Warrants represent financial liabilities at fair value through profit or loss.

The following assumptions were based on observable market conditions that existed on December 31, 2025 and 2024:

Assumption	At December 31, 2025		At December 31, 2024
Value methodology	Pre-funded Level 2	Regular Level 2	Pre-funded Level 2	Regular Level 2
Historical volatility	-	-	92%	92%
Exercise price	-	-	$0.000	$1.550
Share price	-	-	$3.810	$3.810
Risk-free interest rate	-	-	4.4%	4.4%
Dividend yield	-	-	0%	0%
Fair value per warrant	-	-	$3.810	$2.260

For the years ended December 31, 2025, and 2024, the Company recorded fair value loss, net of nil and $2,982,480, respectively. Fair value gains (losses), net, recorded under the statement of comprehensive loss as a result of the change in the fair value of January 2024 Warrants.

A summary of changes in August 2022 Warrants and January 2024 Warrants issued by the Company during the years ended December 31, 2025, and 2024 is as follows:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Balance as of January 1, 2024	$1,075,808	-	-	$1,075,808
Warrants issued during the period	-	2,945,971	-	2,945,971
Transfer upon exercise	-	(3,132,614)	-	(3,132,614)
Fair value loss recognized in consolidated statement of profit or loss and other comprehensive income	1,269,276	2,982,480	-	4,251,756
Warrant liability as of December 31, 2024	$2,345,084	$2,795,837	-	$5,140,921
Transfer upon exercise	(89,256)	(2,795,837)	-	(2,885,093)
Fair value loss recognized in consolidated statement of profit or loss and other comprehensive income	6,823,879	-	-	6,823,879
Warrant liability as of December 31, 2025	$9,079,707	-	-	$9,079,707

Refer to notes 2 and 24 for further information on financial instruments.